Risk management - Summary forborne portfolio by forberance type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Forborne assets	€ 16,438	€ 19,816
% of total portfolio	2.00%	2.50%
Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	€ 15,317	€ 18,311
% of total portfolio	1.90%	2.30%
Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 1,121	€ 1,505
% of total portfolio	0.10%	0.20%
Performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 10,853	€ 13,793
Performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	10,428	13,128
Performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	426	666
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,585	6,022
Of which: non-performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	4,889	5,183
Of which: non-performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 695	€ 839